Financial results, net (Tables)	12 Months Ended
Dec. 31, 2022
Financial results, net
Schedule of financial results, net

	2022	2021	2020
Interest income	43,919	17,639	17,587
Foreign exchange income	10,658	1,144	8,015
Other financial income (1)	9,282	9,297	10,095
Financial income	63,859	28,080	35,697

Interest expense	(164,288)	(125,533)	(99,018)
Foreign exchange loss	79,945	112,465	(33,037)
Changes in liability for concessions (2)	(101,488)	(109,103)	(69,737)
Other financial loss (3) (4) (5)	(10,574)	(9,100)	(13,704)
Financial loss	(196,405)	(131,271)	(215,496)

Inflation adjustment	19,459	6,691	(26,532)
Inflation adjustment	19,459	6,691	(26,532)
Financial results, net	(113,087)	(96,500)	(206,331)

(1) Mainly includes gains from other financial assets for a total amount of USD 5,695 for the year ended December 31, 2022 (USD 4,990 and USD 4,690 for the year ended December 31, 2021 and 2020, respectively) and net gains from derivative financial instruments at fair value for a total amount of USD 144 and USD 1,455 for the year ended December 31, 2021 and 2020 respectively.

(2) Corresponds mainly to changes in the liabilities of Brazilian concessions due to passage of time and inflation adjustment.

(3) Includes leases financial cost, see Note 14(ii).

9       Financial results, net (Cont.)

(4) As of December 31, 2021 and 2020 includes debt renegotiations premiums paid to Notes tenders for the exchange offers for a total amount of USD 193 and USD 4,690 respectively.

(5) As of December 31, 2021 includes additional amount paid to the noteholders of PDS regarding the prepayment of the Negotiable obligations for a total amount of USD 348 thousand.